Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance			$ 630,707
Fair value assets, ending balance	$ 655,569		655,569
Fair value liabilities, beginning balance			538,370
Fair value liabilities, ending balance	537,735		537,735
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,114	$ 2,054	2,155	$ 1,794
Gains (losses) included in earnings	95	102	77	(141)
Gains (losses) included in OCI	26	(26)	(80)	69
Purchases (issuances)	130	81	401	597
Settlement (sales) and other	(69)	(26)	(179)	(592)
Transfers into Level 3	(44)	162	(161)	498
Transfers out of Level 3	(147)	23	(108)	145
Fair value assets, ending balance	2,105	2,370	2,105	2,370
Gains (losses) included in earnings for positions still held	95	116	68	(107)
Fair value liabilities, beginning balance	(81)	(199)	(177)	(216)
Gains (losses) included in earnings	(7)	(22)	(40)	76
Gains (losses) included in OCI		3	6	(4)
Purchases (issuances)	(37)	(40)	(129)	(249)
Settlement (sales) and other	7	6	58	35
Transfers into Level 3	(36)	(28)	(113)	(110)
Transfers out of Level 3	36	50	277	238
Fair value liabilities, ending balance	(118)	(230)	(118)	(230)
Gains (losses) included in earnings for positions still held	(5)	(21)	29	74
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	488	526	522	474
Gains (losses) included in OCI	5	(3)	(33)	45
Purchases (issuances)	4		4	5
Settlement (sales) and other	(3)		1	(1)
Fair value assets, ending balance	494	523	494	523
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	1	(1)	(1)	(3)
Fair value net derivative, beginning balance	(666)	(596)	(588)	(585)
Gains (losses) included in earnings	48	23	17	(87)
Purchases (issuances)	(6)	11	6	(28)
Settlement (sales) and other	(4)		(44)	8
Transfers into Level 3	6		(3)	34
Transfers out of Level 3	(2)	(2)	(10)	96
Fair value net derivative, ending balance	(623)	(565)	(623)	(565)
Gains (losses) included in earnings for positions still held	47	21	(18)	(30)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI			1	1
Fair value net derivative, beginning balance	46	66	22	21
Gains (losses) included in earnings	5	(23)	30	17
Purchases (issuances)	(1)	6	14	22
Settlement (sales) and other	(13)		(27)
Transfers into Level 3		(3)	7	(8)
Transfers out of Level 3	(2)	(1)	(12)	(8)
Fair value net derivative, ending balance	35	45	35	45
Gains (losses) included in earnings for positions still held	5	(22)	(29)	9
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	(341)	(326)	(301)	(195)
Gains (losses) included in earnings	2	58	5	(36)
Gains (losses) included in OCI	(5)	5	8	(2)
Purchases (issuances)		(53)	(56)	(127)
Settlement (sales) and other		14	47	21
Transfers into Level 3	(50)	(25)	(274)	(58)
Transfers out of Level 3	10	98	187	168
Fair value net derivative, ending balance	(384)	(229)	(384)	(229)
Gains (losses) included in earnings for positions still held	(13)	89	15	12
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value net derivative, beginning balance	21	10	40	22
Settlement (sales) and other	(6)	2	(25)	(10)
Fair value net derivative, ending balance	15	12	15	12
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI		(2)	(2)	2
Fair value net derivative, beginning balance	2	49	53	77
Gains (losses) included in earnings		9	(39)	(10)
Settlement (sales) and other	(2)	(4)	(12)	(17)
Fair value net derivative, ending balance		52		52
Gains (losses) included in earnings for positions still held		9		(11)
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	146	165	160	153
Gains (losses) included in OCI	7	(3)	(9)	8
Purchases (issuances)				1
Fair value assets, ending balance	154	162	154	162
Settlement (sales) and other	1		3
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	322	333	335	294
Gains (losses) included in OCI	(3)	4	(18)	40
Purchases (issuances)	4		4	4
Fair value assets, ending balance	319	337	319	337
Settlement (sales) and other	(4)		(2)	(1)
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,145	994	1,070	680
Gains (losses) included in earnings	13	58	(10)	77
Gains (losses) included in OCI	11	9	2	9
Purchases (issuances)	44	62	177	552
Settlement (sales) and other	(5)	(11)	(5)	(510)
Transfers into Level 3		176	70	516
Transfers out of Level 3	(153)	(73)	(249)	(109)
Fair value assets, ending balance	1,055	1,215	1,055	1,215
Gains (losses) included in earnings for positions still held	(15)	21	20	(46)
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	20	28	27	27
Gains (losses) included in OCI	1	(4)	(6)	(3)
Fair value assets, ending balance	21	24	21	24
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,419	1,331	1,337	1,300
Gains (losses) included in earnings	27	(23)	74	(102)
Gains (losses) included in OCI	14	(34)	(55)	17
Purchases (issuances)	89	55	256	173
Settlement (sales) and other	(36)	(27)	(114)	(83)
Transfers into Level 3		14	39	14
Transfers out of Level 3			(24)	(2)
Transfers out of Level 3		1
Fair value assets, ending balance	1,513	1,317	1,513	1,317
Gains (losses) included in earnings for positions still held	71	(2)	80	(41)
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	33	54	44	58
Gains (losses) included in OCI	1	(2)	(2)	2
Settlement (sales) and other	(5)	(6)	(13)	(14)
Fair value assets, ending balance	29	46	29	46
Gains (losses) included in earnings for positions still held			1
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2	2	2
Fair value assets, ending balance	2	2	2	2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	18	19	30	21
Gains (losses) included in earnings			(1)	(1)
Purchases (issuances)	5		8
Settlement (sales) and other	1		(3)	(1)
Transfers out of Level 3			(24)
Fair value assets, ending balance	24	31	24	31
Transfers into Level 3		12	14	12
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,366	1,256	1,261	1,219
Gains (losses) included in earnings	27	(23)	75	(101)
Gains (losses) included in OCI	13	(32)	(53)	15
Purchases (issuances)	84	55	248	173
Settlement (sales) and other	(32)	(21)	(98)	(68)
Transfers into Level 3		2	25	2
Transfers out of Level 3				(2)
Transfers out of Level 3		1
Fair value assets, ending balance	1,458	1,238	1,458	1,238
Gains (losses) included in earnings for positions still held	71	(2)	79	(41)
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(70)	(163)	(139)	(156)
Gains (losses) included in earnings	(7)	(17)	(62)	69
Gains (losses) included in OCI		2	5	(2)
Purchases (issuances)	(37)	(40)	(129)	(253)
Settlement (sales) and other	3	4	50	22
Transfers into Level 3	(36)	(28)	(113)	(110)
Transfers out of Level 3	36	50	277	238
Fair value liabilities, ending balance	(111)	(192)	(111)	(192)
Gains (losses) included in earnings for positions still held	(5)	(16)	6	67
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(11)	(36)	(38)	(60)
Gains (losses) included in earnings		(5)	22	7
Gains (losses) included in OCI		1	1	(2)
Purchases (issuances)				4
Settlement (sales) and other	4	2	8	13
Fair value liabilities, ending balance	$ (7)	(38)	(7)	(38)
Gains (losses) included in earnings for positions still held		$ (5)	$ 23	$ 7